Document and Entity Information	Nov. 06, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001783398
Document Type	8-K
Document Period End Date	Nov. 06, 2020
Entity Registrant Name	GORES HOLDINGS IV, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	82-2124167
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(310)
Local Phone Number	209-3010
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GHIV
Security Exchange Name	NASDAQ
Warrant
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GHIVW
Security Exchange Name	NASDAQ
Units
Document And Entity Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	GHIVU
Security Exchange Name	NASDAQ